Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 43,258	€ 39,797
Other receivables	140	16
Loans to employees	18	14
Loans to employees Non-current	180
Trade and other financial receivables Non-current	180
Trade And Other Financial Receivables Current, Total	43,416	39,827
Guarantee deposit	1,341	1,133
Other non-current financial assets, Total	1,341	1,133
Guarantee deposit	82	560
Financial investments	5,728	5,397
Other current financial assets, Total	5,810	5,957
Cash and cash equivalents	101,158	83,308	€ 113,865	€ 22,338
Total Non-current	1,521	1,133
Total Current	€ 49,226	€ 45,784